STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE N - STOCKHOLDERS’ EQUITY

The Consolidated Statements of Stockholders’ Equity reflect the Reverse Recapitalization as defined in Note A as of December 22, 2020. As AerSale Aviation was deemed the accounting acquirer in the Reverse Recapitalization with Monocle, all periods prior to the consummation date reflect the balances and activity of AerSale Aviation. The share activity (preferred stock and common stock) and per share amounts in the Consolidated Statements of Stockholders’ Equity and the Consolidated Balance Sheets as of December 31, 2019 and 2018, from the previously reported audited consolidated financial statements of AerSale Aviation, were retroactively adjusted using the recapitalization exchange ratio of 74.0%.

8.65% Cumulative  Preferred Shares

The preferred stock was issued at a purchase price of $1,000 per share and ranks senior to common stock. The preferred stock has an initial liquidation preference equal to its $1,000 per share purchase price, and accrues dividends at an annual  rate of 8.65%. In the event of any voluntary  or involuntary liquidation, dissolution,  or winding-up of the Company,  the holders of the preferred stock will be entitled to receive, out of assets available  for distribution to our stockholders and before any distribution of assets to our common stockholders, an amount  equal to the then-current liquidation preference, which includes accrued and unpaid dividends. For the years ended December 31, 2019 and 2018, accrued dividends were $ 34,633,000 and $33,578,000, respectively. Effective July 31, 2020 and October 31, 2019, all holders of the issued and outstanding 8.65% cumulative preferred shares agreed to waive $73,175,000 and $150,248,000 of liquidation preference, respectively. Through  December 31, 2019 and 2018, cumulative, the aggregate liquidation preference was $293,775,000 and $409,390,000, respectively.

Upon the consummation of the Merger, the liquidation preference of the preferred stock was triggered. All outstanding principal of $200,000,000 and cumulative unpaid dividends of $21,161,000 were settled in cash of $13,051,000 with the remaining balance converted to the Company’s common stock at $10.00 per share.

Common  Stock

Prior to the Merger, holders of AerSale Aviation’s common stock were entitled to one vote per share, and to receive dividends and, upon liquidation or dissolution,  were entitled to receive all assets available for distribution to stockholders. The holders had no preemptive  or other  subscription  rights  and  there were no redemption or sinking fund provisions with respect to such shares. Common  stock was subordinated to the preferred stock with respect to dividend rights and rights upon liquidation, winding up, and dissolution  of the Company.

Upon the consummation of the Merger, holders of AerSale Aviation’s common stock received shares of the Company’s common stock at $10.00 per share as merger consideration. The Company’s common stock consist of $0.0001 par value, 200,000,000 shares authorized, of which 41,046,216 shares were issued and outstanding as of December 31, 2020.

Stock Appreciation Rights (“SARs”)

Prior to the Merger, AerSale Aviation granted stock appreciation rights to certain of its executives. These awards entitled the holders to compensation in the Company’s stock from the date of grant to when the award is exercised. The awards were only exercisable upon a change in control and subject to the holder’s continuing employment.

On December 22, 2020, the exercise feature was triggered, and the awards were exercised. The Company’s accounting policy is to reflect compensation expense when a change in control is deemed probable based on the grant date fair value of the award. As of the date of the Merger, the holder of in-the-money SARs were issued shares of the Company’s common stock valued at $1,042,000 and cash, recognizing executive compensation in the amount of $1,379,000.

Earn-Out Shares

Upon consummation of the Merger, the pre-closing holders of AerSale Aviation’s common stock and the holders of in-the-money SARs received a contingent right to receive up to 3,000,000 additional shares of the Company’s common stock. Additionally, certain pre-closing holders of AerSale Aviation’s common stock received a contingent right to receive 746,876 shares of the Company’s common stock, in the aggregate (the ‘‘Earn-out Shares’’), subject to the following:

Prior to the fifth anniversary of the Merger, if the closing price per share of the Company’s common stock is greater than $13.50 for any period of 20 trading days out of 30 consecutive trading days, the holders will be entitled to receive 50% of the Earn-out Shares in the aggregate (“Minimum Target Earn-out Shares”); and

Prior to the fifth anniversary of the Merger, if the closing price per share of the Company’s common stock is greater than $15.00 for any period of 20 trading days out of 30 consecutive trading days, the holders will be entitled to receive all of the remaining Earn-out Shares not yet issued in the aggregate.

Notwithstanding the foregoing, if a liquidity event; generally consisting of a merger, reorganization or consolidation that results in any person or group owning more than 50% of the voting power of the Company, the sale of all or substantially all of Company’s assets or a stockholder approved plan of complete liquidation or dissolution (“Liquidity Event”), is consummated prior to the fifth anniversary of the Merger, all Earn-out Shares that have not yet been issued shall be issued, subject to the following:

If the Liquidity Event consideration is greater than $13.50 per share, all of the Minimum Target Earn-out Shares will be deemed issued and outstanding; and

If the Liquidity Event consideration is greater than $15.00 per share, all of the remaining Earn-out Shares not yet issued will be deemed issued and outstanding.

Subsequent to December 31, 2020 the contingency event related to the Minimum Target Earn-out Shares was met and 1,855,634 shares were subsequently issued.

We determined the Earn-out Shares to be classified as equity under ASC Topic 815, “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in a Company’s Own Stock” as the contingent right is indexed to the Company’s stock and accordingly, the accrual of the Earn-Out shares as of December 31, 2020 had no impact on our consolidated financial statements.

Unvested Founder Shares

Upon the Merger, certain pre-closing holders of AerSale Corporation’s common stock agreed to defer the vesting of an aggregate of 700,000 shares (the “Unvested Founder Shares”), half of which will vest at such time as the Minimum Target (as defined in the Merger Agreement) and the other half of which will vest at the Maximum Target (as defined in the Merger Agreement). The Unvested Founder Shares will also vest upon the occurrence of a Liquidity Event on or prior to the fifth anniversary of the date of the Amended and Restated Founder Shares Agreement, solely to the extent the Liquidity Event Consideration (as defined in the Merger Agreement) is greater than $13.50, in which case half of the Unvested Founder Shares which will vest, or $15.00, in which case the other half of the Unvested Founder Shares will also vest. Pursuant to the Amended and Restated Founder Shares Agreement, the holders of the Unvested Founder Shares have retained the right to vote such Unvested Founder Shares prior to vesting. Unvested Founder Shares that have not vested on or prior to the fifth anniversary of the Closing Date will be forfeited.

Subsequent to December 31, 2020 the contingency event related to the Minimum Target was met and half of the Unvested Founder Shares vested.

Warrants

Each of the Company’s warrants entitles the registered holder to purchase one share of the Company’s common stock at a price of $11.50 per share. The warrants will expire at 5:00 p.m., New York City time, on the fifth anniversary of the completion of the Merger, or earlier upon redemption or liquidation. Warrants to purchase a total of 18,000,000 shares of the Company’s common stock were outstanding as of December 31, 2020 and they are exercisable immediately.